Other Assets	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Other Assets

NOTE 10: OTHER ASSETS

Other Assets

(millions of Canadian dollars)		As at

	January 31 2021	October 31 2020
Accounts receivable and other items	$10,103	$10,799
Accrued interest	2,232	2,336
Current income tax receivable	1,808	2,294
Defined benefit asset	9	9
Insurance-related assets, excluding investments	2,143	2,268
Prepaid expenses	1,123	1,150
Total	$17,418	$18,856